TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER PAYABLES
Trade accounts payable	$ 77,927	$ 91,180
Payroll and related payables	27,790	30,345
Mining royalty payable	14,317	4,433
Other payables	7,856	15,565
Share units payable	25,471	10,119
Total trade and other payables	$ 153,361	151,642
San Jose Mine
TRADE AND OTHER PAYABLES
Other payables		$ 6,600